Employee Benefits Plan - Summary of Net Surpluses (Obligations) of Material Defined Benefit Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Line Items]
Fair value of plan assets	$ 7,142	$ 6,164
Net plan obligations	(954)	(1,399)	$ (1,292)
Net plan surpluses	30	18
Net plan obligations	(984)	(1,417)
Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [Line Items]
Net plan obligations	(142)	(140)	$ (157)
Material defined benefit plans [Member]
Disclosure of defined benefit plans [Line Items]
Present value of plan obligations	(7,621)	(7,246)
Fair value of plan assets	7,142	6,164
Total	(479)	(1,082)
Unrecognized plan assets	(437)	(280)
Net plan obligations	(916)	(1,362)
Net plan surpluses	28	15
Net plan obligations	(944)	(1,377)
Material defined benefit plans [Member] | Funded Plans [Member]
Disclosure of defined benefit plans [Line Items]
Present value of plan obligations	(7,182)	(6,819)
Fair value of plan assets	7,142	6,164
Total	(40)	(655)
Unrecognized plan assets	(437)	(280)
Net plan obligations	(477)	(935)
Net plan surpluses	28	15
Net plan obligations	(505)	(950)
Material defined benefit plans [Member] | Unfunded Plans [Member]
Disclosure of defined benefit plans [Line Items]
Present value of plan obligations	(325)	(313)
Total	(325)	(313)
Net plan obligations	(325)	(313)
Net plan obligations	(325)	(313)
Material defined benefit plans [Member] | Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [Line Items]
Present value of plan obligations	(114)	(114)
Total	(114)	(114)
Net plan obligations	(114)	(114)
Net plan obligations	$ (114)	$ (114)